Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 66.3%

Security	Shares	Value
Aerospace & Defense — 1.6%
BAE Systems PLC	93,993	$ 2,660,879
Leonardo SpA	12,207	778,007
Safran SA	3,988	1,567,209
		$ 5,006,095
Automobile Components — 1.2%
Pirelli & C SpA(1)	491,724	$ 3,745,764
		$ 3,745,764
Automobiles — 0.2%
Tesla, Inc.(2)	1,938	$ 603,125
		$ 603,125
Banks — 7.6%
Banco Santander SA	169,755	$ 2,414,301
Barclays PLC	357,169	2,455,015
BNP Paribas SA	18,216	2,314,681
Citigroup, Inc.	11,756	1,557,082
Grupo Financiero Banorte SAB de CV, Class O	93,441	1,077,084
HDFC Bank Ltd. ADR	42,712	1,022,098
Huntington Bancshares, Inc.	31,527	537,220
KBC Group NV	7,668	1,103,109
NatWest Group PLC	129,578	1,222,262
Powszechna Kasa Oszczednosci Bank Polski SA	146,670	4,393,189
Societe Generale SA	45,820	4,306,926
Toronto-Dominion Bank	4,661	558,715
Truist Financial Corp.	17,189	891,078
		$ 23,852,760
Beverages — 1.4%
Diageo PLC	6,055	$ 133,018
Pernod Ricard SA	54,227	4,226,089
		$ 4,359,107
Broadline Retail — 1.2%
Amazon.com, Inc.(2)	12,873	$ 3,496,050
MercadoLibre, Inc.(2)	137	257,279
		$ 3,753,329
Building Products — 0.3%
Trane Technologies PLC	2,025	$ 921,274
		$ 921,274
Security	Shares	Value
Capital Markets — 1.2%
Charles Schwab Corp.	10,125	$ 1,065,555
Japan Exchange Group, Inc.	80,347	1,092,969
London Stock Exchange Group PLC	3,817	429,384
State Street Corp.	7,139	1,314,718
		$ 3,902,626
Chemicals — 0.1%
Sika AG	1,927	$ 433,557
		$ 433,557
Consumer Finance — 0.4%
Capital One Financial Corp.	5,723	$ 1,196,164
		$ 1,196,164
Consumer Staples Distribution & Retail — 1.9%
Metcash Ltd.	1,946,985	$ 4,157,208
U.S. Foods Holding Corp.(2)	19,093	1,920,565
		$ 6,077,773
Electric Utilities — 2.5%
Acciona SA	3,152	$ 866,942
Endesa SA	46,775	2,277,705
Iberdrola SA	48,073	1,141,906
NextEra Energy, Inc.	18,508	1,608,715
SSE PLC	62,216	1,965,618
		$ 7,860,886
Electrical Equipment — 1.7%
AMETEK, Inc.	8,002	$ 1,934,163
Schneider Electric SE	10,195	3,425,370
		$ 5,359,533
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	4,261	$ 629,818
Halma PLC	24,760	1,182,963
Keyence Corp.	3,138	1,573,979
Zebra Technologies Corp., Class A(2)	4,465	1,311,906
		$ 4,698,666
Energy Equipment & Services — 1.6%
Baker Hughes Co.	14,889	$ 900,636
Vallourec SACA(2)	172,040	4,148,070
		$ 5,048,706

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.2%
Walt Disney Co.	7,732	$ 743,741
		$ 743,741
Financial Services — 0.8%
Global Payments, Inc.	5,548	$ 466,476
Visa, Inc., Class A	4,347	1,591,567
Voya Financial, Inc.	2,881	286,458
		$ 2,344,501
Food Products — 0.6%
Nestle SA	17,322	$ 1,731,351
		$ 1,731,351
Gas Utilities — 0.9%
Enagas SA	150,851	$ 2,940,479
		$ 2,940,479
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	9,406	$ 994,214
Boston Scientific Corp.(2)	26,387	1,233,064
Coloplast AS, Class B	2,402	158,844
Intuitive Surgical, Inc.(2)	3,154	1,114,403
Medline, Inc., Class A(2)	925	36,334
Straumann Holding AG	2,966	367,310
		$ 3,904,169
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	31,520	$ 688,082
		$ 688,082
Hotels, Restaurants & Leisure — 1.9%
Amadeus IT Group SA	8,751	$ 540,085
Aramark	24,847	1,415,533
Compass Group PLC	49,110	1,559,530
InterContinental Hotels Group PLC	7,557	1,222,021
Marriott International, Inc., Class A	3,382	1,260,911
		$ 5,998,080
Household Products — 0.3%
Reckitt Benckiser Group PLC	13,351	$ 942,278
		$ 942,278
Industrial Conglomerates — 0.6%
Siemens AG	5,552	$ 1,819,093
		$ 1,819,093
Security	Shares	Value
Insurance — 2.4%
AIA Group Ltd.	82,462	$ 831,290
Allstate Corp.	2,834	748,403
American International Group, Inc.	12,907	1,014,232
Assurant, Inc.	2,913	813,281
AXA SA	33,419	1,732,093
Prudential PLC	97,471	1,464,848
RenaissanceRe Holdings Ltd.	3,251	1,040,255
		$ 7,644,402
Interactive Media & Services — 3.8%
Alphabet, Inc., Class C(3)	33,533	$ 11,959,544
		$ 11,959,544
Life Sciences Tools & Services — 0.2%
Danaher Corp.	3,088	$ 602,098
		$ 602,098
Machinery — 1.6%
IDEX Corp.	8,114	$ 1,869,871
Ingersoll Rand, Inc.	20,021	1,669,351
Parker-Hannifin Corp.	1,617	1,579,049
		$ 5,118,271
Metals & Mining — 0.6%
Anglo American PLC	19,387	$ 981,399
Rio Tinto Ltd.	8,349	995,048
		$ 1,976,447
Multi-Utilities — 0.3%
Ameren Corp.	7,733	$ 847,614
		$ 847,614
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	5,378	$ 647,942
EOG Resources, Inc.	26,007	3,866,981
ExxonMobil Holdings Corp.	15,887	2,469,475
Occidental Petroleum Corp.	7,002	399,604
		$ 7,384,002
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(2)	1,969	$ 876,983
L'Oreal SA	491	218,689
		$ 1,095,672

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.4%
AstraZeneca PLC	16,747	$ 2,848,837
Eli Lilly & Co.	7,594	8,724,291
Keenova Therapeutics PLC(2)	61	5,995
Merck & Co., Inc.	4,062	528,872
Novo Nordisk AS, Class B	24,537	1,160,639
Par Health, Inc.(2)	61	388
Zoetis, Inc.	7,126	550,769
		$ 13,819,791
Professional Services — 0.9%
Intertek Group PLC	4,733	$ 373,827
Recruit Holdings Co. Ltd.	19,628	1,552,198
RELX PLC	13,904	489,031
Verisk Analytics, Inc.	2,529	492,776
		$ 2,907,832
Residential REITs — 0.0%†
Invitation Homes, Inc.	2,290	$ 68,059
		$ 68,059
Semiconductors & Semiconductor Equipment — 10.8%
ASML Holding NV	4,227	$ 6,965,863
Broadcom, Inc.	6,162	2,398,743
Infineon Technologies AG	23,000	1,650,561
Microchip Technology, Inc.	19,796	1,470,645
Micron Technology, Inc.(3)	9,592	7,894,504
NVIDIA Corp.	30,205	6,063,654
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	5,022,806
Tokyo Electron Ltd.	7,567	2,529,929
		$ 33,996,705
Software — 3.2%
Autodesk, Inc.(2)	5,774	$ 1,352,271
Intuit, Inc.	1,781	562,921
Microsoft Corp.	17,370	8,072,186
		$ 9,987,378
Specialty Retail — 0.4%
TJX Cos., Inc.	7,033	$ 1,106,572
		$ 1,106,572
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	16,115	$ 4,978,085
		$ 4,978,085
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA, Class A	4,187	$ 989,563
LVMH Moet Hennessy Louis Vuitton SE	2,099	1,152,634
		$ 2,142,197
Trading Companies & Distributors — 0.1%
IMCD NV	3,077	$ 337,103
		$ 337,103
Water Utilities — 1.4%
United Utilities Group PLC	238,734	$ 4,446,270
		$ 4,446,270
Total Common Stocks (identified cost $110,459,977)		$208,349,181

Convertible Bonds — 0.2%

Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.1%
Cellnex Telecom SA, 2.125%, 8/11/30(4)	EUR	200	$ 243,719
			$ 243,719
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 104,240
			$ 104,240
Technology Hardware, Storage & Peripherals — 0.0%†
Zscaler, Inc., 0.00%, 7/15/28		190	$ 176,659
			$ 176,659
Transportation — 0.1%
Ocado Group PLC, 6.25%, 8/6/29(4)	GBP	200	$ 261,121
			$ 261,121
Total Convertible Bonds (identified cost $782,598)			$ 785,739

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Trading Companies & Distributors — 0.1%
QXO, Inc., 4.75%(2)(5)(6)	50	$ 358,678
Total Convertible Preferred Stocks (identified cost $500,022)		$ 358,678

Corporate Bonds — 30.2%

Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(1)		90	$ 92,841
7.25%, 7/1/31(1)		158	164,766
8.75%, 11/15/30(1)		135	142,421
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	290	339,806
Moog, Inc., 5.50%, 10/15/34(1)		95	92,143
TransDigm, Inc.:
4.625%, 1/15/29		185	181,492
6.25%, 1/31/34(1)		45	45,476
6.375%, 3/1/29(1)		80	81,063
6.625%, 3/1/32(1)		185	188,326
6.75%, 8/15/28(1)		137	138,029
			$ 1,466,363
Auto Parts & Equipment — 0.6%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(4)	EUR	120	$ 139,003
6.75%, 9/15/32(1)		185	186,516
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)		150	152,806
Ford Motor Credit Co. LLC, 5.303%, 9/6/29		230	228,627
IHO Verwaltungs GmbH:
5.625%, (5.625% cash or 6.375% PIK), 5/15/31(4)(7)	EUR	100	120,255
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(7)		200	201,429
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		200	206,322
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		264	282,798
Nissan Motor Co. Ltd., 5.25%, 7/17/29(4)	EUR	190	222,558
Realtruck Group, Inc., 6.25%, 7/31/31(1)		276	49,820
			$ 1,790,134
Banks — 1.5%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(8)(9)		200	$ 216,865
Security	Principal Amount* (000's omitted)		Value
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(8)(9)		200	$ 200,376
Banco Santander SA, 9.625% to 5/21/33(8)(9)		200	233,465
Bank of America Corp.:
Series OO, 6.625% to 5/1/30(8)(9)		102	104,191
Series TT, 6.125% to 4/27/27(8)(9)		43	43,266
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		200	207,564
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		200	209,899
Barclays PLC, 8.00% to 3/15/29(8)(9)		200	210,533
BNP Paribas SA, 7.75% to 8/16/29(1)(8)(9)		200	208,766
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)		200	202,661
Citigroup, Inc.:
6.625% to 2/15/31(8)(9)		147	147,765
6.95% to 2/15/30(8)(9)		140	141,334
Farm Credit Bank of Texas, 7.75% to 6/15/29(8)(9)		250	259,575
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(8)(9)		125	124,527
ING Groep NV, 7.25% to 11/16/34(4)(8)(9)		200	207,918
NatWest Group PLC, 8.125% to 11/10/33(8)(9)		200	217,750
Nordea Bank Abp, 6.75% to 11/10/33(1)(8)(9)		200	199,488
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(8)(9)		100	100,755
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(9)		200	206,675
Societe Generale SA, 5.375% to 11/18/30(1)(8)(9)		200	190,407
State Street Corp., Series J, 6.70% to 9/15/29(8)(9)		80	82,192
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(8)(9)		200	199,612
Swedbank AB, 7.75% to 3/17/30(4)(8)(9)		200	209,810
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		200	206,202
Truist Financial Corp., Series Q, 5.10% to 3/1/30(8)(9)		32	31,745
UBS Group AG, 4.375% to 2/10/31(1)(8)(9)		200	182,494
Wells Fargo & Co., 6.85% to 9/15/29(8)(9)		140	144,209
			$ 4,690,044
Building Products — 1.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		197	$ 202,998
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		359	327,052
5.00%, 3/1/30(1)		90	87,298
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)		245	220,885
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(4)	EUR	220	261,455
6.625%, 12/15/30(1)		365	371,441
HT Troplast GmbH, 7.625%, 7/15/31(4)	EUR	130	151,476

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Products (continued)
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)		91	$ 90,878
6.125%, 7/31/32(1)		118	118,206
Masterbrand, Inc., 7.00%, 7/15/32(1)		373	373,492
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		293	296,809
6.75%, 3/1/33(1)		277	280,811
Standard Industries, Inc.:
3.375%, 1/15/31(1)		90	80,862
4.375%, 7/15/30(1)		275	259,857
4.75%, 1/15/28(1)		145	144,216
			$ 3,267,736
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(8)(9)		245	$ 226,418
			$ 226,418
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		239	$ 237,758
			$ 237,758
Chemicals — 1.1%
Avient Corp.:
6.25%, 11/1/31(1)		100	$ 100,805
7.125%, 8/1/30(1)		284	288,414
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 6/15/33(4)	EUR	330	382,915
Celanese U.S. Holdings LLC, 7.70%, 11/15/33		567	600,695
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		225	200,084
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)	EUR	100	116,269
5.399%, (3 mo. EURIBOR + 3.25%), 2/5/31(1)(10)	EUR	100	116,472
INEOS Finance PLC:
6.375%, 4/15/29(4)	EUR	100	113,356
7.25%, 3/31/31(4)	EUR	200	216,762
7.875%, 11/15/31(4)	EUR	200	219,985
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(1)	EUR	425	490,147
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(1)(11)		160	160,171
8.00%, 8/15/32(1)(11)		155	154,022
Valvoline, Inc., 3.625%, 6/15/31(1)		260	237,189
			$ 3,397,286
Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies — 2.2%
Aegis Lux 1a SARL:
5.625%, 10/29/31(4)	EUR	100	$ 117,148
5.625% PIK, 10/29/31(1)	EUR	200	234,297
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		80	83,121
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)		90	92,018
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		200	196,852
4.625%, 6/1/28(1)		200	197,434
4.875%, 6/1/28(4)	GBP	210	280,837
APi Group DE, Inc., 4.75%, 10/15/29(1)		249	243,338
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(4)	EUR	305	349,921
7.375%, 6/15/31(4)	GBP	180	244,317
Block, Inc.:
5.625%, 8/15/30(1)		150	149,316
6.00%, 8/15/33(1)		110	109,173
Carrix, Inc., 6.125%, 8/1/33(1)		220	219,534
Champions Financing, Inc., 8.75%, 2/15/29(1)		74	73,274
Currenta Group Holdings SARL, 6.283%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(10)	EUR	350	406,129
GFL Environmental, Inc., 4.75%, 6/15/29(1)		343	334,460
HealthEquity, Inc., 4.50%, 10/1/29(1)		212	205,749
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		40	39,629
6.00%, 3/15/34(1)		45	44,165
7.00%, 6/15/30(1)		145	149,659
7.25%, 6/15/33(1)		125	129,085
Korn Ferry, 4.625%, 12/15/27(1)		240	238,750
Luna 25 SARL, 5.50%, 7/1/32(4)	EUR	420	488,148
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		439	432,548
Multiversity SpA, 7.125%, 5/17/31(1)	EUR	125	148,287
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		65	66,272
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		401	398,472
Reworld Holding Corp., 4.875%, 12/1/29(1)		302	286,834
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 5/15/33(4)	EUR	260	294,616
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)		55	55,521
7.875%, 12/1/30(1)		160	167,302
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		410	421,256
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		90	90,222
			$ 6,987,684

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Construction & Engineering — 0.3%
Arcosa, Inc., 6.875%, 8/15/32(1)		181	$ 186,783
Egis SA, 5.125%, 5/15/31(4)	EUR	265	310,972
Infrastrutture Wireless Italiane SpA:
1.625%, 10/21/28(4)	EUR	100	110,172
1.75%, 4/19/31(4)	EUR	100	103,645
3.625%, 10/13/32(4)	EUR	100	108,647
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(4)	EUR	187	204,200
			$ 1,024,419
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(1)		454	$ 453,699
8.875%, 11/15/31(1)		90	94,303
			$ 548,002
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	220	$ 260,039
			$ 260,039
Distributors — 0.3%
Core & Main LP, 6.00%, 7/1/34(1)		45	$ 44,790
Performance Food Group, Inc., 6.125%, 9/15/32(1)		125	125,509
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)		147	148,495
7.75%, 3/15/31(1)		56	57,859
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		292	304,179
Wolseley Group Finco PLC, 9.75%, 1/31/31(4)	GBP	100	125,452
			$ 806,284
Diversified Financial Services — 1.0%
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(12)		189	$ 1,697
American AgCredit Corp., Series A, 8.746% to 9/15/26(1)(8)(9)		250	249,968
Azorra Finance Ltd., 7.25%, 1/15/31(1)		173	178,322
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		97	93,980
CI Financial Corp., 4.10%, 6/15/51		90	58,772
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		283	281,415
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(8)(9)		125	129,652
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(9)		50	52,517
Hightower Holding LLC, 9.125%, 1/31/30(1)		319	332,167
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		277	287,018
Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		155	$ 156,341
6.125%, 8/1/31(1)		90	90,460
6.375%, 8/1/33(1)		235	236,690
6.50%, 6/15/34(1)		60	60,549
Sherwood Financing PLC, 7.625%, 12/15/29(4)	EUR	300	352,925
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)		230	239,608
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		60	56,085
UWM Holdings LLC:
6.25%, 3/15/31(1)		231	206,325
6.625%, 2/1/30(1)		66	61,273
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)		77	78,265
WS Escrow LLC, 7.75%, 6/1/33(1)		95	98,350
			$ 3,302,379
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)		476	$ 480,440
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(9)		75	73,700
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	305	357,141
6.375%, 2/15/32(1)		150	148,009
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		124	113,814
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(9)		25	24,762
Duke Energy Corp., 6.45% to 6/1/34, 9/1/54(9)		81	83,002
Ingram Micro, Inc., 4.75%, 5/15/29(1)		378	368,146
NextEra Energy Capital Holdings, Inc.:
6.375% to 5/15/30, 8/15/55(9)		90	90,416
Series CC, 6.625% to 7/4/46, 10/1/66(9)		25	24,361
NRG Energy, Inc.:
3.625%, 2/15/31(1)		177	163,191
3.875%, 2/15/32(1)		95	86,958
5.75%, 1/15/34(1)		205	199,787
6.00%, 2/1/33(1)		155	154,628
6.00%, 1/15/36(1)		365	357,315
6.125%, 5/15/36(1)		145	143,209
6.25%, 11/1/34(1)		100	99,794
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		152	148,946
Sempra, 4.125% to 1/1/27, 4/1/52(9)		167	165,809
Talen Energy Supply LLC, 6.125%, 5/1/31(1)		335	333,162
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)		237	234,614
TransAlta Corp., 5.875%, 2/1/34		210	204,835

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
UGI International LLC, 5.00%, 6/1/31(4)	EUR	100	$ 117,792
VoltaGrid LLC, 7.375%, 11/1/30(1)		361	363,009
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(9)		40	39,248
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		90	89,014
7.25%, 1/15/29(1)		145	149,619
7.75%, 4/15/34(1)		135	141,452
8.375%, 1/15/31(1)		140	148,864
8.625%, 3/15/33(1)		141	150,721
			$ 5,255,758
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		150	$ 145,020
WESCO Distribution, Inc., 6.375%, 3/15/33(1)		135	137,380
			$ 282,400
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)		45	$ 44,363
6.375%, 3/15/29(1)		102	103,566
6.625%, 3/15/32(1)		102	104,191
			$ 252,120
Entertainment — 1.5%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	615	$ 697,910
7.25%, 4/30/30(4)	EUR	360	432,020
Banijay Gaming SAS, 5.125%, 12/10/31(4)	EUR	330	385,735
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		200	193,102
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)		45	45,177
Cinemark USA, Inc., 5.25%, 7/15/28(1)		206	204,700
CPUK Finance Ltd., 7.875%, 8/28/29(4)	GBP	365	508,063
Flutter Treasury DAC:
5.00%, 4/29/29(4)	EUR	250	293,743
5.875%, 6/4/31(1)		200	197,114
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(4)	EUR	283	332,215
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(7)	EUR	262	312,345
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(4)(7)	EUR	241	287,357
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		290	$ 301,789
Voyager Parent LLC, 9.25%, 7/1/32(1)		473	502,800
			$ 4,694,070
Financial Services — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		247	$ 235,698
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		259	247,896
4.00%, 10/15/33(1)		30	26,515
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		242	228,582
			$ 738,691
Food Products — 0.7%
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		180	$ 178,030
6.375%, 4/15/34(1)		215	215,732
7.625%, 7/1/29(1)		307	316,969
Froneri Lux FinCo SARL:
4.75%, 8/1/32(4)	EUR	130	145,704
6.00%, 8/1/32(1)		200	195,623
Ingles Markets, Inc., 4.00%, 6/15/31(1)		249	231,249
La Doria SpA, 5.82%, (3 mo. EURIBOR + 3.375%), 12/30/30(4)(10)	EUR	260	303,094
Land O' Lakes, Inc., 8.00%(1)(8)		235	235,000
Nomad Foods Bondco PLC, 5.25%, 7/15/33(4)	EUR	245	282,423
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		150	150,930
			$ 2,254,754
Food Service — 0.1%
TKC Holdings, Inc.:
8.50%, 8/15/30(1)		190	$ 194,341
12.00%, 2/15/31(1)		45	47,597
			$ 241,938
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 6.306%, (3 mo. EURIBOR + 3.875%), 1/15/31(4)(10)	EUR	320	$ 372,967
Compass Minerals International, Inc., 8.00%, 7/1/30(1)		201	210,092
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		150	142,455

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
LifePoint Health, Inc.: (continued)
10.00%, 6/1/32(1)		57	$ 54,795
Medline Borrower LP, 5.25%, 10/1/29(1)		603	597,792
Molina Healthcare, Inc., 3.875%, 11/15/30(1)		261	241,533
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	16,409
5.50%, 11/15/32(1)		110	108,379
6.00%, 11/15/33(1)		55	55,205
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		283	264,121
			$ 2,063,748
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)		99	$ 97,241
7.375%, 3/15/33(1)		99	102,217
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		291	279,813
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		241	242,052
			$ 721,323
Healthcare-Services — 0.6%
Concentra Health Services, Inc., 6.875%, 7/15/32(1)		184	$ 189,437
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		225	229,294
Global Medical Response, Inc., 7.375%, 10/1/32(1)		197	200,625
HomeVi SASU, 6.625%, 10/31/31(1)	EUR	100	116,503
IQVIA, Inc., 6.25%, 6/1/32(1)		253	256,570
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		190	200,546
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		141	141,023
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		352	360,073
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		115	116,542
			$ 1,810,613
Home Builders — 0.2%
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		80	$ 81,607
8.375%, 10/1/33(1)		110	111,882
Risewell Homes, Inc.:
8.50%, 11/1/30(1)		182	185,870
9.25%, 10/1/29(1)		223	226,311
			$ 605,670
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		591	$ 579,438
Security	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
1011778 BC ULC/New Red Finance, Inc.: (continued)
4.375%, 1/15/28(1)		182	$ 179,525
Arsenale SpA, 9.291%, (3 mo. EURIBOR + 7.00%), 6/28/30(4)(10)	EUR	200	227,555
Essendi SA, 6.375%, 10/15/29(4)	EUR	325	388,816
Eutelsat SA, 1.50%, 10/13/28(4)	EUR	300	333,390
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)		287	288,033
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		260	266,167
Lithia Motors, Inc., 4.625%, 12/15/27(1)		91	90,624
			$ 2,353,548
Household Products — 0.2%
Somnigroup International, Inc.:
3.875%, 10/15/31(1)		423	$ 385,818
4.00%, 4/15/29(1)		100	96,180
			$ 481,998
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(9)		113	$ 112,004
NRG Energy, Inc., 10.25% to 3/15/28(1)(8)(9)		215	230,203
			$ 342,207
Industrial Conglomerates — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)		140	$ 127,615
			$ 127,615
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		47	$ 47,019
7.00%, 1/15/31(1)		223	226,435
7.375%, 10/1/32(1)		35	35,240
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(9)		46	44,289
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		204	199,553
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)		300	304,069
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		214	216,661
8.375%, 2/1/34(1)		120	109,427
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(9)		79	74,494
Corebridge Financial, Inc., 6.875% to 12/1/30(8)(9)		25	25,662

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
CRC Insurance Group LLC, 7.125%, 6/1/31(1)		159	$ 158,779
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(9)		40	40,638
Galaxy Bidco Ltd., 8.125%, 12/19/29(4)	GBP	205	286,081
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(1)(9)		169	169,266
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		293	291,063
Lincoln National Corp., 6.80% to 4/15/36, 7/15/56(9)		90	89,004
Ryan Specialty LLC, 5.875%, 8/1/32(1)		247	243,757
			$ 2,561,437
Internet — 0.3%
Arches Buyer, Inc., 6.125%, 12/1/28(1)		253	$ 247,540
Cars.com, Inc., 6.375%, 11/1/28(1)		185	183,999
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		221	197,473
United Group BV, 6.50%, 10/31/31(4)	EUR	150	177,349
			$ 806,361
Iron & Steel — 0.0%†
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)		150	$ 153,191
			$ 153,191
Leisure Products — 0.1%
Acushnet Co., 5.625%, 12/1/33(1)		100	$ 98,299
Carnival Corp. Ltd., 5.75%, 8/1/32(1)		150	148,805
NCL Corp. Ltd.:
6.75%, 2/1/32(1)		130	127,524
7.75%, 2/15/29(1)		56	58,175
			$ 432,803
Machinery — 0.4%
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	350	$ 377,101
IMA Industria Macchine Automatiche SpA, 6.181%, (3 mo. EURIBOR + 3.75%), 4/15/29(4)(10)	EUR	290	337,916
King U.S. Bidco, Inc., 5.681%, 12/1/32(1)(10)	EUR	395	461,278
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)		90	88,457
			$ 1,264,752
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		320	$ 283,563
4.25%, 1/15/34(1)		56	45,781
4.75%, 3/1/30(1)		322	301,049
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		200	$ 118,336
3.90%, 6/1/52		120	72,143
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)		42	43,347
7.50%, 3/15/33(1)		44	46,158
CSC Holdings LLC:
3.375%, 2/15/31(1)		200	111,492
4.125%, 12/1/30(1)		200	112,031
Discovery Global Holdings, Inc., 5.05%, 3/15/42		117	81,607
Gray Media, Inc., 4.75%, 10/15/30(1)		70	54,165
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		192	190,656
7.375%, 9/1/31(1)		95	96,273
8.00%, 8/1/29(1)		212	210,434
Nexstar Media, Inc.:
6.50%, 9/15/33(1)		200	199,149
7.25%, 4/15/34(1)		180	180,551
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		145	140,971
4.625%, 3/15/30(1)		151	145,943
7.375%, 2/15/31(1)		176	182,203
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		239	245,387
Summer BidCo BV, 8.875% PIK, 1/31/31(1)	EUR	211	249,569
Univision Communications, Inc.:
8.50%, 7/31/31(1)		55	54,918
8.875%, 4/15/33(1)		60	58,138
9.375%, 8/1/32(1)		173	172,923
Versant Media Group, Inc., 7.25%, 1/30/31(1)		370	381,703
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(4)	GBP	150	171,008
4.25%, 1/15/30(4)	GBP	615	709,404
			$ 4,658,902
Metals & Mining — 0.7%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		322	$ 343,006
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(7)		239	243,955
Calderys Financing LLC, 11.25%, 6/1/28(1)		342	354,571
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		245	247,839
7.625%, 1/15/34(1)		95	96,204

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Metals & Mining (continued)
Commercial Metals Co.:
5.75%, 11/15/33(1)	90	$ 88,456
6.00%, 12/15/35(1)	90	88,518
Eldorado Gold Corp., 6.25%, 9/1/29(1)	251	250,963
First Quantum Minerals Ltd., 6.375%, 2/15/36(1)	200	193,659
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	187	181,449
TMS International Corp., 6.25%, 4/15/29(1)	246	246,074
		$ 2,334,694
Oil and Gas — 0.3%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	65	$ 63,644
Comstock Resources, Inc., 5.875%, 1/15/30(1)	100	94,280
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	40	42,358
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	231	233,139
Kodiak Gas Services LLC, 6.50%, 10/1/33(1)	125	124,910
Matador Resources Co., 6.00%, 4/15/34(1)	115	111,276
Noble Finance II LLC, 6.25%, 6/15/34(1)	110	106,881
Transocean International Ltd.:
7.875%, 10/15/32(1)	30	31,266
8.25%, 5/15/29(1)	219	225,909
		$ 1,033,663
Oil, Gas & Consumable Fuels — 0.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	207	$ 214,863
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	155	157,933
Plains All American Pipeline LP, Series B, 8.023%, (3 mo. SOFR + 4.372%)(8)(10)	305	305,014
SM Energy Co., 8.625%, 11/1/30(1)	300	315,059
Sunoco LP:
4.50%, 10/1/29(1)	110	106,599
4.625%, 5/1/30(1)	202	194,610
5.875%, 3/15/34(1)	145	142,012
7.25%, 5/1/32(1)	145	149,586
7.875% to 9/18/30(1)(8)(9)	565	579,525
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	226	218,149
Transocean International Ltd., 8.75%, 2/15/30(1)	62	64,008
WBI Operating LLC:
6.25%, 10/15/30(1)	185	185,070
6.50%, 10/15/33(1)	203	202,763
		$ 2,835,191
Security	Principal Amount* (000's omitted)		Value
Packaging & Containers — 0.7%
Ardagh Group SA, 9.50%, 12/1/30(1)		360	$ 381,772
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
2.00%, 9/1/28(4)	EUR	100	112,595
3.00%, 9/1/29(4)	EUR	175	195,568
5.00%, 1/30/31(4)	EUR	190	220,580
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		197	187,764
8.75%, 4/15/30(1)		382	365,425
Constantia Flexibles GmbH:
6.25%, 7/15/32(1)	EUR	100	115,875
6.25%, 7/15/32(4)	EUR	200	231,750
Sword Purchaser LLC, 8.25%, 4/15/33(1)		280	286,538
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		171	154,621
			$ 2,252,488
Paper and Forest Products — 0.1%
Fiber Midco SpA, 10.75% PIK, 6/15/29(4)	EUR	300	$ 336,781
			$ 336,781
Pharmaceuticals — 1.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)		352	$ 360,118
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		105	108,018
Bayer AG, 5.375% to 6/25/30, 3/25/82(4)(9)	EUR	100	117,361
Grifols SA, 7.50%, 5/1/30(4)	EUR	274	329,652
Nidda Healthcare Holding GmbH:
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(1)(10)	EUR	235	270,996
5.533%, (3 mo. EURIBOR + 3.25%), 10/15/32(4)(10)	EUR	100	115,318
Option Care Health, Inc., 4.375%, 10/31/29(1)		382	367,026
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(7)		149	138,874
Perrigo Finance Unlimited Co.:
5.15%, 6/15/30		400	378,539
5.375%, 9/30/32	EUR	395	443,702
Rossini SARL, 6.75%, 12/31/29(4)	EUR	200	239,273
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/30	EUR	103	120,153
7.875%, 9/15/31	EUR	140	187,958
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		316	233,098
6.00%, 12/1/32		200	203,836
			$ 3,613,922

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines — 0.7%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(9)		200	$ 210,534
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		103	104,378
8.25%, 1/15/32(1)		232	241,982
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(1)		25	25,293
6.625%, 1/15/35(1)		95	94,994
Kinetik Holdings LP, 5.875%, 6/15/30(1)		237	237,412
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		190	194,839
8.375%, 2/15/32(1)		57	59,297
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(9)		125	124,971
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		120	118,657
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)		105	102,968
8.375%, 6/1/31(1)		104	107,568
9.00% to 9/30/29(1)(8)(9)		199	198,328
9.50%, 2/1/29(1)		193	206,677
9.875%, 2/1/32(1)		34	36,215
			$ 2,064,113
Real Estate Investment Trusts (REITs) — 0.6%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	217	$ 284,981
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	240	279,256
Alexandrite Monnet U.K. Holdco PLC, 6.875%, 5/31/31(4)	EUR	310	363,995
alstria SARL, 4.25%, 10/15/29(4)	EUR	200	225,963
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		423	438,151
Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, 11/4/30(4)	EUR	300	347,920
			$ 1,940,266
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		48	$ 48,147
8.875%, 9/1/31(1)		182	190,474
			$ 238,621
Retail — 0.8%
B&M European Value Retail PLC, 4.00%, 11/15/28(4)	GBP	100	$ 132,396
Boots Group Finco LP, 7.375%, 8/31/32(4)	GBP	175	241,589
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		314	328,612
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
LBM Acquisition LLC:
6.25%, 1/15/29(1)		97	$ 62,640
9.50%, 6/15/31(1)		327	275,383
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		70	74,694
Molins Finance SA, 5.50%, 6/15/33(4)	EUR	200	239,398
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		171	170,364
8.75%, 12/31/30(1)		85	78,590
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)		250	252,802
QXO Building Products, Inc.:
6.50%, 7/15/31(1)		40	40,199
6.875%, 7/15/34(1)		100	100,225
Waga Bondco Ltd., 8.50%, 6/15/30(4)	GBP	140	155,465
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		232	233,925
			$ 2,386,282
Software — 1.0%
athenahealth Group, Inc.:
6.50%, 2/15/30(1)		810	$ 781,721
7.50%, 2/15/32(1)		75	76,985
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		147	135,502
Cloud Software Group LLC:
6.50%, 3/31/29(1)		240	234,724
8.25%, 6/30/32(1)		90	85,210
9.00%, 9/30/29(1)		645	632,527
OAK-Eagle Acquireco, Inc.:
6.25%, 7/1/33(1)	EUR	200	241,622
7.25%, 7/1/33(1)		110	114,066
8.75%, 7/1/34(1)		324	341,526
TeamSystem SpA:
5.931%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(10)	EUR	330	378,860
6.50%, 7/1/32(1)	EUR	100	114,613
			$ 3,137,356
Specialty Retail — 1.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		195	$ 189,234
5.00%, 2/15/32(1)		250	238,336
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		45	45,758
6.75%, 7/1/36		80	79,179
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(4)	GBP	345	479,474
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		174	169,882

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.: (continued)
9.25%, 1/15/31(1)		80	$ 84,186
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		257	250,907
8.25%, 8/1/31(1)		32	33,357
Lithia Motors, Inc., 3.875%, 6/1/29(1)		200	192,141
Michaels Cos., Inc., 8.50%, 3/15/33(1)		285	282,527
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		292	285,101
6.375%, 11/1/32(1)		195	192,638
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		172	167,633
4.875%, 11/15/31(1)		243	232,235
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		283	268,994
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		350	338,025
			$ 3,529,607
Technology Hardware, Storage & Peripherals — 0.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		279	$ 286,866
CACI International, Inc., 6.375%, 6/15/33(1)		187	188,618
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		338	351,729
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		278	279,798
Science Applications International Corp., 5.875%, 11/1/33(1)		125	122,506
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32		248	272,522
			$ 1,502,039
Telecommunications — 1.4%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)		335	$ 327,802
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)		240	234,366
APLD ComputeCo LLC, 9.25%, 12/15/30(1)		125	132,943
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)		125	126,130
Black Pearl Compute LLC, 6.125%, 2/15/31(1)		155	154,934
Cipher Compute LLC, 7.125%, 11/15/30(1)		190	194,040
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)		177	173,537
EchoStar Corp., 10.75%, 11/30/29		315	341,251
Fibercop SpA:
5.125%, 6/30/32(4)	EUR	165	194,363
7.20%, 7/18/36(1)		200	203,486
7.75%, 1/24/33	EUR	100	133,300
Iliad Holding SAS, 5.375%, 4/15/30(4)	EUR	385	453,766
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		75	$ 76,235
Stingray Compute LLC, 6.00%, 6/15/31(1)		150	146,524
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(9)		135	133,353
7.00% to 7/15/35, 10/15/55(9)		5	5,043
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)		194	198,318
8.625%, 6/15/32(1)		85	86,892
Uniti Services LLC, 7.50%, 10/15/33(1)		446	456,200
Vodafone Group PLC, 8.00% to 5/30/31, 8/30/86(4)(9)	GBP	100	143,435
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		37	38,539
WULF Compute LLC, 7.75%, 10/15/30(1)		114	118,544
Zegona Finance PLC, 4.25%, 1/15/32(4)	EUR	150	171,986
Zenita Group SpA, 7.541%, 12/31/32(4)(10)	EUR	240	244,548
			$ 4,489,535
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	470	$ 546,024
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(7)		859	922,798
Champ Acquisition Corp., 8.375%, 12/1/31(1)		245	256,135
			$ 1,724,957
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(4)	GBP	466	$ 653,993
InPost SA, 4.00%, 4/1/31(4)	EUR	125	142,053
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)		304	295,603
Stonebriar ABF Issuer LLC, 7.00%, 8/15/31(1)		55	55,070
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		134	138,218
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		257	263,606
			$ 1,548,543
Total Corporate Bonds (identified cost $95,045,941)			$ 95,076,503

Preferred Stocks — 0.2%

Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 14,795

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
KeyCorp, Series H, 6.20% to 12/15/27(9)	3,444	$ 87,374
		$ 102,169
Capital Markets — 0.0%†
Affiliated Managers Group, Inc., 4.75%	5,486	$ 91,945
		$ 91,945
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 77,297
7.25%	3,146	77,549
		$ 154,846
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 85,680
Aspen Insurance Holdings Ltd., 7.00%	5,000	118,900
		$ 204,580
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 6.25%	3,960	$ 91,318
		$ 91,318
Total Preferred Stocks (identified cost $740,236)		$ 644,858

Senior Floating-Rate Loans — 1.9%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components — 0.1%
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	142	$ 142,216
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	114	111,161
		$ 253,377
Building Products — 0.2%
CP Atlas Buyer, Inc., Term Loan, 8.981%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	237	$ 207,095
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	204	163,929
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	190	177,476
		$ 548,500
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	502	$ 502,168
		$ 502,168
Chemicals — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	75	$ 70,913
		$ 70,913
Commercial Services & Supplies — 0.0%†
Signal Parent, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	235	$ 88,612
		$ 88,612
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	120	$ 117,405
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33	205	198,009
		$ 315,414
Electronic Equipment, Instruments & Components — 0.1%
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(14)	189	$ 189,484
		$ 189,484
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 9.073%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	291	$ 284,579
		$ 284,579
Health Care Providers & Services — 0.0%†
LifePoint Health, Inc., Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	141	$ 134,423
		$ 134,423
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	302	$ 302,945
Peninsula Pacific Entertainment LLC, Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32	297	298,672
Spectacle Gary Holdings LLC, Term Loan, 8.132%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	151	147,514
		$ 749,131

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 144,626
		$ 144,626
IT Services — 0.0%†
Asurion LLC, Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	126	$ 118,277
		$ 118,277
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	288	$ 289,561
		$ 289,561
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	173	$ 172,916
		$ 172,916
Media — 0.1%
E.W. Scripps Co.:
Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	252	$ 242,534
Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	47	47,424
		$ 289,958
Metals/Mining — 0.0%†
Worthington Steel, Inc., Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 6/1/33	115	$ 115,589
		$ 115,589
Oil, Gas & Consumable Fuels — 0.0%†
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	111	$ 111,389
		$ 111,389
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	525	$ 510,389
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	195	195,327
		$ 705,716
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.0%†
Proofpoint, Inc., Term Loan, 8/30/30(15)	51	$ 49,868
		$ 49,868
Specialty Retail — 0.2%
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	137	$ 137,072
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	136	137,071
PetSmart, Inc., Term Loan, 7.724%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	370	371,002
		$ 645,145
Trading Companies & Distributors — 0.1%
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	75	$ 74,761
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	62	62,192
		$ 136,953
Total Senior Floating-Rate Loans (identified cost $6,115,713)		$ 5,916,599

Miscellaneous — 0.0%

Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(5)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(2)(5)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(2)(5)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(2)(5)	$189,000	$ 0
		$ 0
Transportation — 0.0%
Hertz Corp., Escrow Certificates(2)(5)	$58,000	$ 0

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Transportation (continued)
Hertz Corp., Escrow Certificates(2)(5)	$167,000	$ 0
Hertz Corp., Escrow Certificates(2)(5)	110,000	0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(16)	3,781,012	$ 3,781,012
Total Short-Term Investments (identified cost $3,781,012)		$ 3,781,012
Total Investments — 100.1% (identified cost $217,425,499)		$314,912,570
Less Unfunded Loan Commitments — (0.0)%†		$ (107,267)
Net Investments — 100.1% (identified cost $217,318,232)		$314,805,303
Other Assets, Less Liabilities — (0.1)%		$ (317,412)
Net Assets — 100.0%		$314,487,891

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $71,258,550 or 22.7% of the Fund's net assets.

(2)	Non-income producing security.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $18,023,187 or 5.7% of the Fund's net assets.

(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Restricted security.
(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(11)	When-issued security.
(12)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(13)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$107,334.

(15)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	58.0%	$182,603,921
United Kingdom	9.3	29,275,144
France	7.3	23,157,523
Spain	3.7	11,648,717
Italy	2.6	8,061,417
Netherlands	2.4	7,510,884
Japan	2.3	7,171,245
Germany	1.7	5,249,637
Australia	1.6	5,152,256
Canada	1.6	5,047,195
Taiwan	1.6	5,022,806
Poland	1.4	4,535,242
Switzerland	1.3	4,011,122
Luxembourg	1.1	3,419,493
Hong Kong	0.8	2,591,741
Denmark	0.4	1,319,483
Mexico	0.4	1,279,157
Bermuda	0.4	1,159,155
Belgium	0.3	1,103,109
India	0.3	1,022,098
South Africa	0.3	981,399
Israel	0.2	745,045
Slovenia	0.1	426,918
Austria	0.1	347,625
Czech Republic	0.1	339,806
Greece	0.1	332,215
Ireland	0.1	287,018
Brazil	0.1	257,279
Turkey	0.1	250,963
Sweden	0.1	209,810
Finland	0.1	199,488
Zambia	0.1	193,659
Total Investments	100.0%	$314,912,570

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	47	Long	9/18/26	$17,670,238	$47,048
E-Mini PHLX Semiconductor Sector Index	(14)	Short	9/18/26	(3,980,200)	984,366
STOXX Europe 600 Banks Index	(362)	Short	9/18/26	(8,881,041)	(704,149)
STOXX Europe 600 Index	(256)	Short	9/18/26	(9,598,635)	(193,422)
					$133,843

Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended July 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Restricted Securities
At July 31, 2026, the Fund owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26 - 5/25/26	50	$500,022	$358,678
Total Restricted Securities			$500,022	$358,678

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,781,012, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$81,392,237	$(77,611,225)	$ —	$ —	$3,781,012	$49,974	3,781,012

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$12,703,285	$ —	$ —	$12,703,285
Consumer Discretionary	8,139,470	9,209,597	—	17,349,067
Consumer Staples	1,920,565	12,285,616	—	14,206,181
Energy	8,284,638	4,148,070	—	12,432,708
Financials	15,180,386	23,760,067	—	38,940,453
Health Care	13,790,040	4,536,018	—	18,326,058
Industrials	8,466,484	13,002,717	—	21,469,201
Information Technology	39,757,539	13,903,295	—	53,660,834
Materials	—	2,410,004	—	2,410,004
Real Estate	756,141	—	—	756,141
Utilities	2,456,329	13,638,920	—	16,095,249
Total Common Stocks	$111,454,877	$96,894,304 **	$ —	$208,349,181
Convertible Bonds	$ —	$785,739	$ —	$785,739
Convertible Preferred Stocks	—	—	358,678	358,678
Corporate Bonds	—	95,076,503	—	95,076,503
Preferred Stocks:
Communication Services	91,318	—	—	91,318
Financials	398,694	—	—	398,694

Eaton Vance
Global Income Builder Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$154,846	$ —	$ —	$154,846
Total Preferred Stocks	$644,858	$ —	$ —	$644,858
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$5,809,332	$ —	$5,809,332
Miscellaneous	—	—	0	0
Short-Term Investments	3,781,012	—	—	3,781,012
Total Investments	$115,880,747	$198,565,878	$358,678	$314,805,303
Futures Contracts	$1,031,414	$ —	$ —	$1,031,414
Total	$116,912,161	$198,565,878	$358,678	$315,836,717
Liability Description
Futures Contracts	$(897,571)	$ —	$ —	$(897,571)
Total	$(897,571)	$ —	$ —	$(897,571)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.